Stock-Based Compensation - Options (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of Shares
Number of Shares, Options outstanding, Beginning Balance | shares	183,367
Number of Shares, Exercised | shares	(105,466)
Number of Shares, Options outstanding, Ending Balance | shares	77,901
Number of Shares, Options vested and exercisable | shares	77,901
Weighted Average Exercise Price
Weighted Average Exercise Price, Options outstanding, Beginning Balance | $ / shares	$ 10.33
Weighted Average Exercise Price, Exercised | $ / shares	10.50
Weighted Average Exercise Price, Options outstanding, Ending Balance | $ / shares	10.11
Weighted Average Exercise Price, Options vested and exercisable | $ / shares	$ 10.11
Stock Options
Weighted Average Exercise Price
Unrecognized compensation expense | $	$ 0.0